UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-06199
                                                     ---------


                       The Nottingham Investment Trust II
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                        Date of fiscal year end: March 31
                                                 --------


                     Date of reporting period: June 30, 2005
                                               -------------

Item 1. SCHEDULE OF INVESTMENTS


EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

MONEY MARKET - 1.42%                                                  REMIC Trust 2002-9
                                                                         4.691%, 06/16/16              $    199,672    $    200,119
     Evergreen Institutional Treasury Money Market                    REMIC Trust 2003-16
        (Cost $551,721)                  551,721     $    551,721        3.130%, 04/16/16                   424,134         415,564
                                                     ------------     REMIC Trust 2003-22
US GOVERNMENT & AGENCY OBLIGATIONS - 63.12%                              2.750%, 06/16/21                   245,817         238,596
                                                                      REMIC Trust 2003-36
     A.I.D. - Equador                                                    2.933%, 10/16/20                 1,007,399         979,694
        7.050%, 05/01/15            $     48,781           55,516     REMIC Trust 2003-59
     A.I.D. - Israel                                                     2.274%, 07/16/18                   996,964         955,403
        5.500%, 12/04/23                 700,000          784,246     REMIC Trust 2003-72
     A.I.D. - Israel                                                     4.356%, 02/16/30                   708,919         709,556
        5.500%, 09/18/23                 810,000          907,813     Matson Navigation Company, Inc. Title XI
     A.I.D. - Ivory Coast                                                5.337%, 09/04/28                   611,000         653,532
        8.100%, 12/01/06                  62,553           64,097     Perforadora Cent SA de CV Shipping Title XI
     A.I.D. - Peru                                                       5.240%, 12/15/18                   405,016         422,213
        8.350%, 01/01/07                  51,217           51,339     Private Export Funding Corp NT-Q
     Alter Barge Line Title XI                                           3.400%, 02/15/08                   600,000         592,791
        6.000%, 03/01/26                 278,000          304,777     Private Export Funding Corp NT-P
     Amethyst Title XI                                                   5.685, 05/15/12                    650,000         709,701
        4.390%, 04/15/16                 733,336          737,413     Rowan Companies, Inc. Title XI
     Federal Home Loan Mortgage Corp.                                    2.800%, 10/20/13                   607,141         570,658
        4.500%, 01/15/14                 850,000          867,349     Sterling Equipment, Inc. Title XI
     Federal Agricultural Mortgage Corporation                           6.125%, 09/28/19                   192,670         211,728
     Series AM-1003                                                   Small Business Administration
        6.745%, 04/25/13                 367,262          380,090     Series 1992-20H
     Federal National Mortgage Association                               7.400%, 08/01/12                    83,072          86,986
     REMIC Trust 2003-TI                                              Series 1995-20L
        3.807%, 11/25/12                 283,041          282,206        6.450%, 12/01/15                   157,833         164,730
     Government National Mortgage Association                         Series 1997-20A
     REMIC Trust 2001-12                                                 7.150%, 01/01/17                   203,046         214,583
        5.503%, 01/16/15                 514,411          522,815     Series 1998-20B
     REMIC Trust 2001-34                                                 6.150%, 02/01/18                   457,030         478,046
        5.449%, 11/16/15                  87,666           88,977     Series 2000-20K
     REMIC Trust 2001-44                                                 7.220%, 11/01/20                   618,432         678,708
        5.204%, 10/16/14                   1,760            1,762     Series 2001-20A
     REMIC Trust 2001-44                                                 6.290%, 01/01/21                   549,180         586,526
        6.114%, 11/16/21                 840,000          875,403     Series 2002-10A
     REMIC Trust 2002-35                                                 5.350%, 01/01/12                   616,479         630,465
        5.892%, 10/16/23                 800,000          839,910     Series 2002-10B
     REMIC Trust 2002-83                                                 5.300%, 03/01/12                   759,923         777,035
        3.313%, 04/16/17                 251,672          247,657     Series 2002-10F
     REMIC Trust 2002-85                                                 3.940%, 11/01/12                   377,499         375,391
        3.293%, 11/16/18                  68,386           67,786     Series 2002-20J
                                                                         4.750%, 10/01/22                   844,472         856,027

                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                      California Infrastructure SDG&E Series 1997-1
                                                                         6.370%, 12/26/09              $    250,000    $    262,710
     Series 2003-10B                                                  CenterPoint Energy Transition Bond Co. 2001-1
        3.390%, 03/01/13            $    614,505     $    601,536        4.760%, 09/15/09                   460,000         464,012
     Series 2003-10C                                                  Connecticut RRB Series 2001-1 A2
        3.530%, 05/01/13                 533,635          523,938        5.730%, 03/30/09                   800,000         813,965
     Series 2003-20C                                                  Connecticut RRB Series 2001-1 A5
        4.500%, 03/01/23               1,116,986        1,119,531        6.210%, 12/30/11                   365,000         396,816
     Series 2003-20D                                                  Consumer Funding 2001-1
        4.760%, 04/01/23                 584,827          592,932        4.980%, 04/20/12                   300,000         308,209
     Series 2003-20E                                                  Detroit Edison Securitization Funding 2001-1
        4.640%, 05/01/23                 570,405          575,093        6.190%, 03/01/13                   100,000         108,303
     Series 2003-20F                                                  Illinois Power Trust Series 1998-1
        4.070%, 06/01/23               1,062,056        1,038,455        5.540%, 06/25/09                   186,743         189,910
     Series 2003-20I                                                  Massachusetts RBB Trust 1999-1
        5.130%, 09/01/23                 736,769          759,197        7.030%, 03/15/12                   200,000         219,463
     Series 2005-20B                                                  Massachusetts RBB Trust 2001-1
        4.625%, 02/01/25                 700,000          702,965        6.530%, 06/01/15                   565,273         610,774
                                                                      PECO Energy Bonds Series 2000-A
     Total US Government & Agency Obligations                            7.625%, 03/01/10                   250,000         278,810
        (Cost $24,434,830)                              24,500,855    PG&E Energy and Recovery Funding 2005-1
                                                      ------------       4.470%, 12/25/14                   750,000         758,561
US GOVERNMENT INSURED OBLIGATIONS - 0.55%                             PP&L Transition Bonds Series 1999-1
                                                                         7.150%, 06/25/09                   485,000         524,286
     Federal Housing Authority Project Loan                           Public Service New Hampshire Series 2001-1 A3
     Downtowner Apartments                                               6.480%, 05/01/15                   780,000         868,854
        8.375%, 11/01/11                  95,671          103,285                                                      ------------
     Reilly #046                                                      Total Corporate Asset Backed Securities
        6.513%, 06/01/14                  54,525           56,980        (Cost $7,107,593)                                7,039,731
     USGI #87                                                                                                          ------------
        7.430%, 08/01/23                  51,886           54,315   CORPORATE OBLIGATIONS - 15.65%
                                                     ------------
     Total US Government Insured Obligations                          Arkansas Electric Cooperative Corporation
        (Cost $203,498)                                   214,580        7.330%, 06/30/08                   188,000         197,257
                                                     ------------     Burlington Northern and Santa Fe Railway Co.
CORPORATE ASSET BACKED SECURITIES - 18.13%                               6.230%, 07/02/18                   847,259         922,233
                                                                      Continental Airlines Inc.
     Atlantic City Electric Funding Series 2002-1 A1                     7.707%, 04/02/21                   681,193         681,821
        2.890%, 07/20/10                  90,532           89,073     CSX Corporation
     Atlantic City Electric Funding Series 2002-1 A3                     6.550%, 06/15/13                   300,000         334,884
        4.910%, 07/20/17                 800,000          828,167     Delta Airlines
     California Infrastructure SCE Series 1997-1                         6.718%, 01/02/23                   657,961         690,646
        6.380%, 09/25/08                 312,217          317,818     Federal Farm Credit Bank
                                                                         3.000%, 12/17/07                   800,000         786,038


                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value
                                       Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)                                 Note 1 - Investment Valuation
     FedEx Corporation
        7.650%, 01/15/22            $    128,299    $    157,658       The Fund's  investments  in securities are carried at value.
     National Rural Utilities Co-op                                    Securities  listed on an  exchange  or quoted on a  national
        3.875%, 02/15/08                 750,000         745,877       market  system are valued at the last sales price as of 4:00
     Norfolk Southern Railway Company                                  p.m.   Eastern  Time.   Other   securities   traded  in  the
        5.950%, 04/01/08                 250,000         262,068       over-the-counter  market and listed  securities for which no
     Southwest Airlines Co Series 2001-1                               sale was reported on that date are valued at the most recent
        5.100%, 05/01/06                 606,400         609,289       bid price.  Securities  and assets for which  representative
     Union Pacific ETC Corporation                                     market  quotations are not readily  available  (e.g., if the
        4.698%, 01/02/24                 575,000         572,499       exchange  on which the  portfolio  security  is  principally
     Union Pacific Railroad Company                                    traded  closes  early  or  if  trading  of  the   particular
        6.630%, 01/27/22                 100,000         114,079       portfolio  security  is halted  during  the day and does not
                                                    ------------       resume prior to the Fund's net asset value  calculation)  or which cannot be  accurately  valued using the Fund's  normal
     Total Corporate Obligations                                       pricing procedures are valued at fair value as determined in
        (Cost $6,108,910)                              6,074,349       good  faith  under  policies  approved  by the  Trustees.  A
                                                    ------------       portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Total Investments (Cost $38,406,552) - 98.87%        $38,381,236       Fund's   normal   pricing   procedures.   Instruments   with
Other Assets less Liabilities - 1.13%                    438,126       maturities of 60 days or less are valued at amortized  cost,
                                                    ------------       which approximates market value.

Net Assets - 100.00%                                $ 38,819,362
                                                    ============
                                                                    Summary of Investments by Category
Aggregate  cost for federal  income tax purposes is  $38,412,515.
Unrealized appreciation/(depreciation)of Net Asset for federal      Category                        % of Net Assets        Value
income tax purposes is as follows:                                  ----------------------------------------------------------------
                                                                    Corporate ABS                         18.13%       $  7,039,731
                                                                    Corporate Obligations                 15.65%          6,074,349
Aggregate gross unrealized appreciation             $    426,625    Money Market                           1.42%            551,721
Aggregate gross unrealized depreciation             $   (457,904)   US Gov. & Agency Obligations          63.12%         24,500,855
                                                                    US Gov. Insured Obligations            0.55%            214,580
                                                                    ----------------------------------------------------------------
Net unrealized depreciation                         $    (31,279)   Total                                 98.87%       $ 38,381,236
                                                    ============

 * Non-income producing investment.

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 97.81%                                             COMMON STOCKS - (Continued)

Automobile & Components - 1.78%                                    Health Care Equipment & Services - 9.60%
    Harley-Davidson, Inc.                  4,800    $    238,080   *  Boston Scientific                      6,200     $    167,400
                                                    ------------   *  Caremark Rx, Inc.                      3,000          133,560
Capital Goods & Services - 8.82%                                      Health Management
    Danaher Corporation                    6,100         319,274         Associates, Inc.                   13,500          353,430
    Fastenal Company                       2,214         135,630      Stryker Corporation                    3,200          152,192
    General Electric Company              17,100         592,515      UnitedHealth Group Incorporated        5,400          281,556
    Tyco International Ltd.                4,500         131,400   *  WellPoint Inc.                         2,800          194,992
                                                    ------------                                                       ------------
                                                       1,178,819                                                          1,283,130
                                                    ------------                                                       ------------
Consumer Durables & Apparel - 2.23%                                Household & Personal Products - 4.11%
*   Coach, Inc.                            8,890         298,437      The Procter & Gamble Company          10,400          548,600
                                                    ------------                                                       ------------
Consumer Services - 5.52%                                          Pharmaceuticals & Biotechnology - 12.10%
*   Apollo Group, Inc.                     1,900         148,618   *  Amgen, Inc.                            5,600          338,576
    Carnival Corporation                   4,620         252,021      Eli Lilly & Company                    3,400          189,414
    Darden Restaurants, Inc                4,200         138,516   *  Genzyme Corporation                    3,100          186,279
    Marriott International, Inc.           2,900         197,838   *  Gilead Sciences, Inc.                  5,200          228,748
                                                    ------------      Johnson & Johnson                      6,500          422,500
                                                         736,993      Pfizer Inc.                            9,100          250,978
                                                    ------------                                                       ------------
Diversified Financial Services - 9.47%                                                                                    1,616,495
    American Express Company               5,500         292,765                                                       ------------
    Citigroup Inc.                         2,705         125,052   Retailing - 9.22%
    Investors Financial                                            *  Advance Auto Parts, Inc.               3,500          225,925
       Services Corp.                      4,400         166,408      Best Buy Co., Inc.                     4,700          322,185
    Legg Mason, Inc.                       4,050         421,646   *  eBay Inc.                              2,600           85,826
    T. Rowe Price Group Inc.               3,000         187,800      Lowe's Companies, Inc.                 3,020          175,824
    The Goldman Sachs Group, Inc.            700          71,414      Staples, Inc.                         12,150          259,038
                                                    ------------      Target Corporation                     3,000          163,230
                                                       1,265,085                                                       ------------
                                                    ------------                                                          1,232,028
Energy - 7.20%                                                                                                         ------------
    Baker Hughes, Inc.                     3,400         173,944
    Diamond Offshore Drilling, Inc.        3,700         197,691   Semiconductors & Semiconductor Equipment - 4.70%
    Noble Corporation                      1,200          73,812      Applied Materials, Inc.                9,500          153,710
    Schlumberger Limited                   3,000         227,820      Intel Corporation                     12,300          320,538
*   Transocean Inc.                        2,600         140,322      Texas Instruments, Inc.                5,500          154,385
    XTO Energy, Inc.                       4,366         148,400                                                       ------------
                                                    ------------                                                            628,633
                                                         961,989                                                       ------------
                                                    ------------
                                                                   Software & Services - 7.82%
Food & Staples Retailing - 4.54%                                      Adobe Systems, Inc                     2,000           57,240
    Sysco Corporation                      3,700         133,903      Computer Associates
    Walgreen Co.                           8,800         404,712          International, Inc.                4,700          129,156
    Wal-Mart Stores,Inc.                   1,400          67,480    *  Electronic Arts Inc.                  3,900          220,779
                                                    ------------    *  Mercury Interactive Corporation       3,100          118,916
                                                         606,095       Microsoft Corporation                15,500          385,020
                                                    ------------       Paychex, Inc.                         4,100          133,414
                                                                                                                       ------------
                                                                                                                          1,044,525
                                                                                                                       ------------


                                                                                                                        (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value
                                       Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------
COMMON STOCKS - (Continued)                                        *  Non-income producing investment.
                                                                   (B)Restricted  security - A restricted security cannot be resold
Technology Hardware & Equipment - 9.41%                               to the general  public without prior  registration  under the
*   Cisco Systems, Inc.                  11,900     $    227,409      Securities  Act of 1933.  Restricted  securities  are  valued
*   Dell Inc.                             8,100          320,031      according to the  guidelines  and  procedures  adopted by the
*   EMC Corporation                      13,900          190,569      Board of Trustees. The Fund currently holds 322,301 shares of
*   Jabil Circuit, Inc.                   7,100          218,183      Pamlico  Enhanced Cash Trust at a cost of $322,301.  The sale
*   Juniper Networks, Inc.                2,700           67,986      of this investment has been restricted and has been valued in
*   Network Appliance, Inc.               2,200           62,194      accordance  with  the  guidelines  adopted  by the  Board  of
*   Zebra Technologies Corp.              3,900          170,781      Trustees.  The total fair value of this  security at June 30,
                                                    ------------      2005 is $322,301,  which represents 2.41% of net assets.  See
                                                       1,257,153      Note 2 for additional  information about restricted  security
                                                    ------------      transactions.

Transportation - 1.29%
    United Parcel Service Inc.            2,500          172,900   Note 1 - Investment Valuation
                                                    ------------
                                                                   The  Fund's  investments  in  securities  are  carried at value.
                                                                   Securities  listed on an exchange or quoted on a national market system  are  valued  at the last  sales  price  as of 4:00  p.m.
Total Common Stocks (Cost $11,630,571)                13,068,962   Eastern Time.  Other securities  traded in the  over-the-counter
                                                    ------------   market and listed  securities  for which no sale was reported on that date are valued at the most  recent  bid price.  Securities
PRIVATE INVESTMENT COMPANY - 2.41%                                 and assets for which  representative  market  quotations are not
 (B) Pamlico Enhanced Cash Trust        322,301          322,301   readily  available (e.g., if the exchange on which the portfolio
        (Cost $322,301)                             ------------   security is principally traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value  calculation)  or
Total Investments (Cost $11,952,872) - 100.22%      $ 13,391,263   which  cannot  be  accurately  valued  using the  Fund's  normal
Liabilities in Excess of Other Assets - (0.22%)          (28,871)  pricing  procedures  are valued at fair value as  determined  in
                                                    ------------   good faith under policies approved by the Trustees.  A portfolio security's  "fair  value"  price may differ  from the price next
Net Assets - 100.00%                                $ 13,362,392   available for that  portfolio  security  using the Fund's normal
                                                    ============   pricing  procedures.  Instruments  with maturities of 60 days or less are valued at amortized  cost,  which  approximates  market value.

Aggregate  cost for financial  reporting and federal  income tax
purposes is the same. Unrealized  appreciation/(depreciation) of   Note 2 - Restricted Security Transactions
investments  for  financial  reporting  and  federal  income tax
purposes is as follows:                                            Although  Pamlico  Enhanced  Cash  Trust  ("Pamlico")  meets the
                                                                   definition   of  a  restricted   security  as  defined  in  Reg.
                                                                   ss.210.6-03 (f) of Regulation S-X of the Securities and Exchange
Aggregate gross unrealized appreciation             $  1,910,662   Commission, the Board has determined that a restricted security,
Aggregate gross unrealized depreciation                 (472,271)  as indicated as a fundamental  limitation of the Fund, must also be illiquid (i.e. the fund cannot  reasonably  expect to receive
Net unrealized appreciation                         $  1,438,391   the amount at which it values the  security  within seven days).
                                                    ============   Pamlico is designed as an  overnight  sweep  instrument  for the funds and as such, investments in this security are available on demand.


                                                                                                                        (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------   -----------------------------------------------------------------

Summary of Investment by Industry
                                  % of Net
Industry                           Assets             Value
--------------------------------------------------------------
Automobile & Components             1.78%        $    238,080
Capital Goods & Services            8.82%           1,178,819
Consumer Durables & Apparel         2.23%             298,437
Consumer Services                   5.52%             736,993
Diversified Financial Services      9.47%           1,265,085
Energy                              7.20%             961,989
Food & Staples Retailing            4.54%             606,095
Health Care Equipment & Services    9.60%           1,283,130
Household & Personal Products       4.11%             548,600
Pharmaceuticals & Biotechnology    12.10%           1,616,495
Private Investment Comapny          2.41%             322,301
Retailing                           9.22%           1,232,028
Semiconductors &
    Semiconductor Equipment         4.70%             628,633
Software & Services                 7.82%           1,044,525
Technology Hardware & Equipment     9.41%           1,257,153
Transportation                      1.29%             172,900
--------------------------------------------------------------
Total                             100.22%        $ 13,391,263


The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 74.06%                                             COMMON STOCKS - (Continued)

Automobile & Components - 1.24%                                    Health Care Equipment & Services - 8.08%
    Harley-Davidson, Inc.                 2,960     $    146,816   *  Boston Scientific                      3,720     $    100,440
                                                    ------------   *  Caremark Rx, Inc.                      2,000           89,040
                                                                          Health Management
Capital Goods & Services - 6.33%                                      Associates, Inc.                      12,950          339,031
    Danaher Corporation                   4,200          219,828      Stryker Corporation                    2,120          100,827
    Fastenal Company                      1,558           95,443      UnitedHealth Group Incorporated        3,600          187,704
    General Electric Company             10,000          346,500   *  WellPoint Inc.                         2,000          139,280
    Tyco International Ltd.               3,000           87,600                                                       ------------
                                                    ------------                                                            956,322
                                                         749,371                                                       ------------
                                                    ------------
                                                                   Household & Personal Products - 3.21%
Consumer Durables & Apparel - 1.70%                                   The Procter & Gamble Company           7,200          379,800
*   Coach, Inc.                           5,990          201,084                                                       ------------
                                                    ------------
                                                                   Pharmaceuticals & Biotechnology - 9.21%
Consumer Services - 4.18%                                          *  Amgen, Inc.                            3,660          221,284
*   Apollo Group, Inc.                    1,200           93,864      Eli Lilly & Company                    2,600          144,846
    Carnival Corporation                  3,100          169,105   *  Genzyme Corporation                    1,900          114,171
    Darden Restaurants, Inc               2,900           95,642   *  Gilead Sciences, Inc.                  3,500          153,965
    Marriott International, Inc.          2,000          136,440      Johnson & Johnson                      4,400          286,000
                                                    ------------      Pfizer Inc.                            6,160          169,893
                                                         495,051                                                       ------------
                                                    ------------                                                          1,090,159
                                                                                                                       ------------
Diversified Financial Services - 6.98%
    American Express Company              3,700          196,951   Retailing - 7.23%
    Citigroup Inc.                        2,206          101,983   *  Advance Auto Parts, Inc.               2,400          154,920
    Investors Financial                                               Best Buy Co., Inc.                     3,100          212,505
       Services Corp.                     3,600          136,152   *  eBay Inc.                              2,400           79,224
    Legg Mason, Inc.                      2,285          237,891      Lowe's Companies, Inc.                 2,075          120,807
    T. Rowe Price Group Inc.              1,795          112,367      Staples, Inc.                          8,400          179,088
    The Goldman Sachs Group, Inc.           400           40,808      Target Corporation                     2,000          108,820
                                                    ------------                                                       ------------
                                                         826,152                                                            855,364
                                                    ------------                                                       ------------

Energy - 5.75%                                                     Semiconductors & Semiconductor Equipment - 3.39%
    Baker Hughes, Inc.                     2,400         122,784      Applied Materials, Inc.                5,810           94,006
    Diamond Offshore Drilling, Inc.        3,000         160,290      Intel Corporation                      7,710          200,923
    Noble Corporation                        800          49,208      Texas Instruments, Inc.                3,780          106,105
    Schlumberger Limited                   2,000         151,880                                                       ------------
*   Transocean Inc.                        1,800          97,146                                                            401,034
    XTO Energy, Inc.                       2,900          98,571                                                       ------------
                                                    ------------
                                                         679,879   Software & Services - 6.37%
                                                    ------------      Adobe Systems, Inc                     1,300           37,206
Food & Staples Retailing - 3.41%                                          Computer Associates
    Sysco Corporation                      2,280          82,513      International, Inc.                    3,200           87,936
    Walgreen Co.                           6,000         275,940   *  Electronic Arts Inc.                   3,700          209,457
    Wal-Mart Stores,Inc.                     930          44,826   *  Mercury Interactive Corporation        2,000           76,720
                                                    ------------      Microsoft Corporation                 10,120          251,381
                                                         403,279      Paychex, Inc.                          2,800           91,112
                                                    ------------                                                       ------------
                                                                                                                            753,812
                                                                                                                       ------------


                                                                                                                        (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                        CORPORATE OBLIGATIONS - 11.35%

Technology Hardware & Equipment - 5.98%                               Boston Edison Company
*   Cisco Systems, Inc.                   8,340     $    159,377          7.80%, 05/15/10             $     60,000    $      68,826
*   Dell Inc.                             4,930          194,784      Coca-Cola Company
*   EMC Corporation                       9,370          128,463          5.75%, 03/15/11                  200,000          214,612
*   Jabil Circuit, Inc.                   4,310          132,446      Dow Chemical
*   Juniper Networks, Inc.                1,800           45,324          7.375%, 11/01/29                 170,000          219,559
*   Network Appliance, Inc.               1,500           42,405      Dow Chemical Capital Debenture
*   Zebra Technologies Corp.                100            4,379          9.20%, 06/01/10                   15,000           18,154
                                                    ------------      El Paso Energy
                                                         707,178          6.95%, 12/15/07                  200,000          202,250
                                                    ------------      ITT Corporation
Transportation - 1.00%                                                    7.375%, 11/15/15                  95,000          105,687
    United Parcel Service Inc.            1,700          117,572      J.P. Morgan Chase & Co.
                                                    ------------          6.50%, 08/01/05                   45,000           45,092
                                                                      Nalco Chemical
Total Common Stocks (Cost $11,630,571)                 8,762,873          6.25%, 05/15/08                   50,000           50,000
                                                    ------------      Sears Roebuck Acceptance
                                                                          7.00%, 02/01/11                  170,000          179,094
                                                                      Time Warner Company, Inc.
INVESTMENT COMPANY - 4.06%                                               9.15%, 02/01/23                    35,000           48,694
    Merrimac Cash Series Nottingham Shares                            Wachovia Corporation
       (Cost $480,097)                  480,097          480,097         7.45%, 07/15/05                   100,000          100,093
                                                    ------------      Wal-Mart Stores, Inc.
                                                                         8.07%, 12/21/12                    80,000           91,675
PRIVATE INVESTMENT COMPANY - 4.65%                                                                                     ------------
 (beta)  Pamlico Enhanced Cash Trust                                  Total Corporate Obligations
       (Cost $549,780)                  549,780          549,780         (Cost $1,735,090)                                1,343,736
                                                    ------------                                                       ------------

COMMERCIAL PAPER - 4.22%                                           Total Investments
    General Electric Corporation                                         (Cost $10,861,526) - 100.12%                  $ 11,846,971
       0%, 07/05/05                                                Liabilities in Excess of Other Assets - (0.12%)          (14,529)
       (Cost $499,896)             $    500,000          499,896                                                       ------------
                                                    ------------   Net Assets - 100.00%                                $ 11,832,442
                                                                                                                       ============
U.S. GOVERNMENT OBLIGATIONS - 1.78%
                                                                   Aggregate  cost for financial  reporting and federal  income tax
    United States Treasury Note                                    purposes is the same. Unrealized  appreciation/(depreciation) of
       8.00%, 11/15/21                   20,000           28,818   investments  for  financial  reporting  and  federal  income tax
    United States Treasury Note                                    purposes is as follows:
       6.25%, 08/15/23                   20,000           24,924
    Freddie Mac                                                    Aggregate gross unrealized appreciation             $  1,333,174
       5.95%, 01/19/06                  155,000          156,847   Aggregate gross unrealized depreciation                 (347,729)
                                                    ------------
                                                                   Net unrealized appreciation                         $    985,445
    Total U.S. Government Obligations                                                                                  ============
       (Cost $196,560)                                   210,589
                                                    ------------


                                                                                                                        (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------

*  Non-income producing investment.                                Summary of Investments by Industry
(B)Restricted  security - A restricted security cannot be resold
   to the general  public without prior  registration  under the                                        %of Net
   Securities  Act of 1933.  Restricted  securities  are  valued   Industry                              Assets            Value
   according to the  guidelines  and  procedures  adopted by the   -----------------------------------------------------------------
   Board of Trustees. The Fund currently holds 322,301 shares of   Automobile & Components                1.24%        $    146,816
   Pamlico  Enhanced Cash Trust at a cost of $322,301.  The sale   Capital Goods & Services               6.33%             749,371
   of this investment has been restricted and has been valued in   Commercial Paper                       4.22%             499,896
   accordance  with  the  guidelines  adopted  by the  Board  of   Consumer Durables & Apparel            1.70%             201,084
   Trustees.  The total fair value of this  security at June 30,   Consumer Services                      4.18%             495,051
   2005 is $322,301,  which represents 2.41% of net assets.  See   Corporate Obligations                 11.35%           1,343,736
   Note 2 for additional  information about restricted  security   Diversified Financial Services         6.98%             826,152
   transactions.                                                   Energy                                 5.75%             679,879
                                                                   Food & Staples Retailing               3.41%             403,279
                                                                   Health Care Equipment & Services       8.08%             956,322
                                                                   Household & Personal Products          3.21%             379,800
Note 1 - Investment Valuation                                      Pharmaceuticals & Biotechnology        9.21%           1,090,159
                                                                   Private Investment Company             4.65%             549,780
The  Fund's  investments  in  securities  are  carried at value.   Retailing                              7.23%             855,364
Securities  listed on an exchange or quoted on a national market   Semiconductors &
system  are  valued  at the last  sales  price  as of 4:00  p.m.      Semiconductor Equipment             3.39%             401,034
Eastern Time.  Other securities  traded in the  over-the-counter   Software & Services                    6.37%             753,812
market and listed  securities  for which no sale was reported on   Technology Hardware & Equipment        5.98%             707,178
that date are valued at the most  recent  bid price.  Securities   Transportation                         1.00%             117,572
and assets for which  representative  market  quotations are not   U.S. Government Obligations            1.78%             210,589
readily  available (e.g., if the exchange on which the portfolio   ----------------------------------------------------------------
security is principally traded closes early or if trading of the                                        100.12%        $ 11,846,971
particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value  calculation)  or which  cannot  be  accurately  valued  using the  Fund's  normal pricing  procedures  are valued at fair value as  determined  in good faith under policies approved by the Trustees.  A portfolio security's  "fair  value"  price may differ  from the price next available for that  portfolio  security  using the Fund's normal pricing  procedures.  Instruments  with maturities of 60 days or less are valued at amortized  cost,  which  approximates  market value.


Note 2 - Restricted Security Transactions

Although  Pamlico  Enhanced  Cash  Trust  ("Pamlico")  meets the
definition   of  a  restricted   security  as  defined  in  Reg.
ss.210.6-03 (f) of Regulation S-X of the Securities and Exchange
Commission, the Board has determined that a restricted security, as indicated as a fundamental  limitation of the Fund, must also be illiquid (i.e. the fund cannot  reasonably  expect to receive the amount at which it values the  security  within seven days).
Pamlico is designed as an  overnight  sweep  instrument  for the funds and as such, investments in this security are available on demand.

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 98.09%                                              COMMON STOCKS - (Continued)

Business Services - 19.55%                                          Medical/Health Care - 24.45%
    Acxiom Corporation                  601,100     $ 12,550,968      Advanced Neuromodulation
    Catalina Marketing Corporation      195,100        4,957,491          Systems, Inc.                    326,800     $ 12,967,424
    Concur Technologies Inc.          1,361,715       14,338,859      Affymetrix, Inc.                     325,100       17,532,643
    Fair Isaac Corporation              298,625       10,899,812      Bruker Biosciences Corporation       887,500        3,541,125
    Macrovision Corporation             651,045       14,674,554      Diagnostic Products Corporation      168,000        7,951,440
    PDI, Inc.                           190,300        2,346,399      Molecular Devices Corporation        635,450       13,744,784
    ScanSoft, Inc.                    1,220,824        4,614,715      Pharmacopeia, Inc.                   465,776        1,877,077
    SPSS Inc.                           617,900       11,869,859      Serologicals Corporation             812,800       17,272,000
    Transaction Systems                                               Specialty Laboratories, Inc.       1,229,942       10,343,813
       Architects, Inc.                 351,900        8,667,297      Techne Corporation                   385,750       17,709,782
                                                    ------------      Ventana Medical Systems, Inc.         80,400        3,234,492
                                                      84,919,954                                                       ------------
                                                    ------------                                                        106,174,580
                                                                                                                       ------------
Consumer Related - 10.31%
    Dolby Laboratories                  127,200        2,806,032   Pharmaceuticals - 8.03%
    DTS Inc.                            816,740       14,562,474      Albany Molecular Research, Inc.      251,250        3,517,500
    Green Mountain Coffee                                             Human Genome Sciences, Inc.          928,300       10,749,714
       Roasters, Inc.                   311,597       10,572,486      Incyte Corporation                 1,140,900        8,157,435
    Panera Bread Company                140,900        8,747,777      Medicis Pharmaceuticals
    The Cheesecake Factory Inc.         233,625        8,113,796          Corporation                      391,800       12,431,814
                                                    ------------                                                       ------------
                                                      44,802,565                                                         34,856,463
                                                    ------------                                                       ------------

Industrial Products & Systems - 22.69%
    ANSYS, Inc.                         405,400       14,395,754   Total Common Stock (Cost $363,083,296)               426,039,841
    Cognex Corporation                  580,200       15,195,438                                                       ------------
    CUNO, Inc.                           30,400        2,171,776   PRIVATE INVESTMENT COMPANY - 0.55%
    Dionex Corporation                  203,600        8,878,996   (B)  Pamlico Enhanced Cash Trust
    FEI Company                         853,600       19,470,616          (Cost $2,371,783)              2,371,783        2,371,783
    FLIR Systems, Inc.                  524,494       15,650,901                                                       ------------
    Symyx Technologies                  813,947       22,774,237   Total Investments
                                                    ------------      (Cost $365,455,079) - 98.64%                     $428,411,624
                                                      98,537,718                                                       ------------
                                                    ------------
                                                                   Other Assets less Liabilities - 1.36%                  5,921,192
Information/Knowledge Management - 13.06%                                                                              ------------
    Accelrys, Inc.                      931,553        4,611,187
    Datastream Systems, Inc.            438,500        3,192,280    Net Assets - 100.00%                               $434,332,816
    Dendrite International, Inc.        868,160       11,980,608                                                       ============
    Manhattan Associates, Inc.          610,800       11,733,468
    Netscout Systems, Inc.              939,600        6,191,964   Aggregate  cost for financial  reporting and federal  income tax
    Radisys Corporation                 854,900       13,806,635   purposes is the same. Unrealized  appreciation/(depreciation) of
    Tollgrade Communications, Inc.      624,000        4,680,000   investments  for  financial  reporting  and  federal  income tax
    Tripos, Inc.                        148,900          552,419   purposes is as follows:
                                                    ------------
                                                      56,748,561   Aggregate gross unrealized appreciation             $101,534,076
                                                    ------------   Aggregate gross unrealized depreciation              (38,784,820)

                                                                   Net unrealized appreciation                         $ 62,749,256
                                                                                                                       ============

                                                                                                                        (Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------

*  Non-income producing investment.                                 Summary of Investments
(B)Restricted  security  - A  restricted  security  cannot  be
   resold to the general  public  without  prior  registration                                              % of Net
   under the Securities Act of 1933. Restricted securities are      Classification                           Assets         Value
   valued  according to the guidelines and procedures  adopted      ----------------------------------------------------------------
   by the Board of Trustees.  The Fund currently holds 322,301      Business Services                        19.55%     $ 84,919,954
   shares  of  Pamlico  Enhanced  Cash  Trust  at  a  cost  of      Consumer Related                         10.31%       44,802,565
   $322,301.  The sale of this  investment has been restricted      Industrial Products & Systems            22.69%       98,537,718
   and has been  valued  in  accordance  with  the  guidelines      Information/Knowledge
   adopted by the Board of  Trustees.  The total fair value of          Management                           13.06%       56,748,561
   this   security  at  June  30,  2005  is  $322,301,   which      Medical/Health Care                      24.45%      106,174,580
   represents  2.41% of net assets.  See Note 2 for additional      Pharmaceuticals                           8.03%       34,856,463
   information about restricted security                            Private Investment Company                0.55%        2,371,783
                                                                    ----------------------------------------------------------------
                                                                                                             98.64%     $428,411,624
Note 1 - Investment Valuation

The  Fund's  investments  in  securities  are  carried at value.
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m.
Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


Note 2 - Restricted Security Transactions

Although  Pamlico  Enhanced  Cash  Trust  ("Pamlico")  meets the
definition   of  a  restricted   security  as  defined  in  Reg.
ss.210.6-03 (f) of Regulation S-X of the Securities and Exchange
Commission, the Board has determined that a restricted security, as indicated as a fundamental  limitation of the Fund, must also be illiquid (i.e. the fund cannot  reasonably  expect to receive the amount at which it values the  security  within seven days).
Pamlico is designed as an  overnight  sweep  instrument  for the funds and as such, investments in this security are available on demand.

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 97.98%                                             Israeli Equities - 3.90%
                                                                   *  Check Point Software                   4,300     $     85,140
Australian Equities - 3.45%                                           Technologies, Ltd.
    McGuigan Simeon Wines Ltd.           39,700     $    119,369   u  Teva Pharmaceutical Industries Ltd.    9,850          306,729
    Westpac Banking Corporation          15,000          227,792                                                       ------------
                                                    ------------                                                            391,869
                                                         347,161                                                       ------------
                                                    ------------
                                                                   Italian Equities - 6.92%
Belgium Equity - 2.30%                                                Amplifon SpA                           4,490          285,101
    Dexia                                10,470          230,727      Tod's SpA                              3,600          171,779
                                                    ------------      UniCredito Italiano SpA               45,200          238,898
                                                                                                                       ------------
Bermuda Equities - 2.14%                                                                                                    695,778
    Axis Capital Holdings Ltd.            3,810          107,823                                                       ------------
    Endurance Specialty Holdings Ltd.     2,825          106,842   Japanese Equities - 4.10%
                                                    ------------      Daito Trust Construction Co Ltd.       6,500          243,237
                                                         214,665      Origin Toshu Co Ltd.                   5,300           93,909
                                                    ------------      SKY Perfect Communications Inc.           99           74,629
Canadian Equities - 5.30%                                                                                              ------------
 *  Patheon, Inc                         21,300          157,334                                                           411,775
    Royal Bank of Canada                  3,650          226,154                                                       ------------
 *  SunOpta Inc                          26,200          148,816
                                                    ------------   Mexican Equities - 6.85%
                                                         532,304   u  Fomento Economico
                                                    ------------      Mexicano, SA de CV                     3,250          193,603
                                                                   u  Grupo Aeroportuario del
Chinese Equity - 1.70%                                                Sureste SA de CV                       7,930          252,571
    Travelsky Technology Ltd.           200,900          170,627      Wal-Mart de Mexico SA de CV           59,500          241,831
                                                    ------------                                                       ------------
                                                                                                                           688,005
Danish Equity - 2.50%                                                                                                  ------------
    Danske Bank A/S                       8,350          251,224
                                                    ------------   Netherland Equities - 5.76%
                                                                      ABN AMRO Holding NV                    6,738          165,934
French Equities - 7.06%                                               Asko Nobel NV                          1,730           68,209
    Axa                                   7,000          175,097      DSM NV                                 2,800          191,785
    Euronext NV                           6,730          227,960   *  Jetix Europe NV                        1,500           24,324
    Hermes International                  1,020          205,768      Koninkijke (Royal) Philips
    L'Oreal SA                            1,400          100,552          Electronics NV                     5,076          128,383
                                                    ------------                                                       ------------
                                                         709,377                                                            578,635
                                                    ------------                                                       ------------

German Equities - 4.80%                                            Norwegian Equity - 2.20%
    Rhoen Klinikum AG                     3,560          246,642      Tandberg ASA                          20,600          220,668
    Schering AG                           3,810          235,145                                                       ------------
                                                    ------------
                                                         481,787   Singapore Equities - 2.35%
                                                    ------------   *  Flextronics International Ltd.         8,500          112,285
                                                                      Singapore Airlines Limited            18,650          123,854
Hong Kong Equities - 7.38%                                                                                             ------------
    Esprit Holdings Ltd                  54,500          394,496                                                            236,139
    NAM TAI Electronics, Inc              8,650          196,701                                                       ------------
    Global Bio-Chem Technology
       Group Co. Ltd                    241,700          150,071   Spanish Equity - 1.80%
                                                    ------------   u  Telefonica SA                          3,698          180,832
                                                        741,268                                                        ------------
                                                   ------------
                                                                   Swedish Equities - 5.76%
Indian Equity - 1.01%                                                 Clas Ohlson AB                        10,100          181,008
u   Satyam Computer Services Ltd          3,900          101,400      Nordea Bank AB                        21,300          193,592
                                                    ------------   *  Swedish Match AB                      18,000          204,498
                                                                                                                       ------------
Irish Equity - 1.48%                                                                                                        579,098
    Paddy Power plc                       8,700          148,555                                                       ------------
                                                    ------------
                                                                                                                        (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value
                                       Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                        *  Non-income producing investment.
                                                                   (B)Restricted  security - A restricted  security cannot be resold
Swiss Equities - 5.60%                                                to the general  public  without prior  registration  under the
    Kaba Holding AG                         550     $    150,203      Securities  Act of  1933.  Restricted  securities  are  valued
    Nobel Biocare Holding AG                905          183,599      according  to the  guidelines  and  procedures  adopted by the
    Synthes-Statec, Inc.                  2,080          228,352      Board of Trustees.  The Fund currently holds 293,576 shares of
                                                    ------------      Pamlico Enhanced Cash Trust at a cost of $293,576. The sale of
                                                         562,154      this  investment  has been  restricted  and has been valued in
                                                    ------------      accordance  with  the  guidelines  adopted  by  the  Board  of
United Kingdom Equities - 13.62%                                      Trustees.  The total fair value of this  security  at June 30,
    British Sky Broadcasting Group plc   21,000          198,475      2005 is $293,576,  which represents  2.92% of net assets.  See
    Man Group plc                         9,075          235,277      Note 2 for additional  information  about restricted  security
*   Royal Bank of Scotland Group plc      6,133          185,266      transactions.
    SABMiller plc                        13,200          206,113   u  ADR's.
    Shire Pharmaceuticals Group plc      19,850          217,659
    United Business Media plc            14,937          132,610
    Willis Group Holdings Ltd             5,900          193,048   The  following  acronyms  and  abbreviations  are  used  in  this
                                                    ------------   portfolio:
                                                       1,368,448
                                                    ------------   A/S - Aktieselskap (Danish)
                                                                   AB - Aktiebolag (Swedish)
Total Common Stocks (Cost $7,421,803)                  9,842,496   ADR - American Depositary Receipt
                                                    ------------   AG - Aktiengesellschaft (German)
                                                                   ASA - Allmennaksjeselskap (Norwegian)
PRIVATE INVESTMENT COMPANY - 2.92%                                 CV - Convertible Securities (Mexican)
 (B)  Pamlico Enhanced Cash Trust       293,576           93,576   Ltd. - Limited (Various)
       (Cost $293,576)                              ------------   NV - Naamloze Vennootschap (Dutch)
                                                                   PLC - Public Limited Company (British)
                                                                   SA - Societe Anonyme (French)
Total Investments (Cost $7,715,379) - 100.90%       $ 10,136,072   SpA- Societa Per Azioni (Italian)
Liabilities in Excess of Other Assets - (0.90%)          (90,612)
                                                    ------------

Net Assets - 100.00%                                $ 10,045,460

Aggregate  cost for federal  income tax purposes is  $7,745,506.
Unrealized   appreciation/(depreciation)   of  investments   for
federal income tax purposes is as follows:


Aggregate gross unrealized appreciation             $  2,602,804
Aggregate gross unrealized depreciation                 (212,238)

Net unrealized appreciation                         $  2,390,566
                                                    ============





                                                                                                                        (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------

Note 1 - Investment Valuation                                      Note 3 - Foreign Currencey Translation (Continued)

The  Fund's  investments  in  securities  are  carried at value.   Realized  foreign  exchange  gains or losses arise from sales of
Securities  listed on an exchange or quoted on a national market   foreign  currencies,  currency gains or losses realized  between
system  are  valued  at the last  sales  price  as of 4:00  p.m.   the trade and settlement dates on securities  tranctions and the
Eastern Time.  Other securities  traded in the  over-the-counter   difference between the  recorded amounts of dividends, interest,
market and listed  securities  for which no sale was reported on   and foreign withholding taxes, and the U.S. dollar equivalent of
that date are valued at the most  recent  bid price.  Securities   the amounts  actually  received or paid. Net unrealized  foreign
and assets for which  representative  market  quotations are not   exchange gains and losses arise from changes in foreign exchange
readily  available (e.g., if the exchange on which the portfolio   rates on foreign  denominated  assets and liabilities other than
security is principally traded closes early or if trading of the   investments  in  securities  held  at the  end of the  reporting
particular  portfolio security is halted during the day and does   period.
not resume prior to the Fund's net asset value  calculation)  or which  cannot  be  accurately  valued  using the  Fund's  normal
pricing  procedures  are valued at fair value as  determined  in   Summary of Investments by Industry
good faith under policies approved by the Trustees.  A portfolio                                      % of Net
security's  "fair  value"  price may differ  from the price next   Industry                            Assets               Value
available for that  portfolio  security  using the Fund's normal   ----------------------------------------------------------------
pricing  procedures.  Instruments  with maturities of 60 days or   Airlines                              1.23%         $    123,854
less are valued at amortized  cost,  which  approximates  market   Apparel                               3.76%              377,547
value.                                                             Banks                                17.12%            1,719,587
                                                                   Beverages                             5.17%              519,085
                                                                   Biotechnology                         1.49%              150,071
Note 2 - Restricted Security Transactions                          Chemicals                             2.59%              259,994
                                                                   Cosmetics                             1.00%              100,552
Although  Pamlico  Enhanced  Cash  Trust  ("Pamlico")  meets the   Distribution/Wholesale                3.93%              394,496
definition   of  a  restricted   security  as  defined  in  Reg.   Electronics                           5.85%              587,572
ss.210.6-03 (f) of Regulation S-X of the Securities and Exchange   Engineering & Construction            2.51%              252,570
Commission, the Board has determined that a restricted security,   Entertainment                         1.48%              148,555
as indicated as a fundamental  limitation of the Fund, must also   Finance                               4.61%              463,237
be illiquid (i.e. the fund cannot  reasonably  expect to receive   Food                                  2.42%              242,725
the amount at which it values the  security  within seven days).   Healthcare                            6.55%              658,593
Pamlico is designed as an  overnight  sweep  instrument  for the   Insurance                             5.80%              582,810
funds and as such, investments in this security are available on   Media                                 4.28%              430,039
demand.                                                            Private Investment Company            2.92%              293,576
                                                                   Real Estate                           2.42%              243,237
                                                                   Retail                                7.05%              707,940
Note 3 - Foreign Currencey Translation                             Software                              3.56%              357,167
                                                                   Telecommunications                    4.00%              401,500
Portfolio   securities   and  other   assets   and   liabilities   Tobacco                               2.03%              204,498
denominated  in  foreign  currencies  are  translated  into U.S.   ----------------------------------------------------------------
dollars  based on the exchange of such  currencies  against U.S.   Total                               100.90%         $ 10,136,072
dollars  on the  date  of  valuation.  Purchases  and  sales  of securities and income items  denominated  in foreign  currencies are translated into U.S.  dollars at the exchange rate in effect on the transaction date.

The Fund does not  separately  report  the  effect of changes in
foreign   exchange  rates  from  changes  in  market  prices  on
securities  held.  Such changes are included in net realized and unrealized gain or loss from investments.


The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value                                         Shares or     Market Value
                                       Principal       (Note 1)                                           Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCK - 96.40%                                              Hotels Restaurants & Leisure - 7.80%
                                                                      Darden Restaurants Inc.                3,600     $    118,728
Automobile & Components - 1.86%                                       Marriott International Inc.            2,100          143,262
    Harley-Davidson Inc.                  2,115     $    104,904   *  Panera Bread Co.                       1,070           66,431
                                                    ------------   *  The Cheesecake Factory                 3,222          111,900
                                                                                                                       ------------
Capital Goods & Services - 4.85%                                                                                            440,321
    Danaher Corp.                         2,560          133,991                                                       ------------
    Fastenal Co.                            796           48,763   Insurance - 1.49%
    MSC Industrial Direct Co.             2,700           91,125      Willis Group Holdings Ltd.             2,570           84,090
                                                    ------------                                                       ------------
                                                         273,879
                                                    ------------   Pharmaceuticals & Biotechnology - 2.75%
Commercial Services - 4.50%                                        *  Affymetrix Inc.                          800           43,144
 *  Laureate Education Inc.               1,200           57,432   *  Cephalon Inc.                            400           15,924
    Paychex Inc.                          3,650          118,771   *  Genzyme Corp.                          1,600           96,144
    Strayer Education Inc.                  900           77,634                                                       ------------
                                                    ------------                                                            155,212
                                                         253,837                                                       ------------
                                                    ------------
                                                                   Retailing - 14.84%
Consumer Durables & Apparel - 8.13%                                *  Advance Auto Parts                     2,400          154,920
 *  Coach Inc.                            3,780          126,895   *  Chico's FAS Inc.                       2,850           97,698
 *  Electronic Arts Inc.                  2,400          135,864   *  Dick's Sporting Goods Inc.             3,740          144,327
    Fortune Brands Inc.                     300           26,640   *  Guitar Center Inc.                     1,400           81,718
 *  Fossil Inc.                           2,320           52,664      Petsmart Inc.                          4,550          138,092
    Nautilus Inc.                         4,100          116,850      Staples Inc.                           7,567          161,328
                                                    ------------   *  Williams-Sonoma Inc.                   1,515           59,948
                                                         458,913                                                       ------------
                                                    ------------                                                            838,031
Consumer Services - 1.12%                                                                                              ------------
 *  Checkfree Corp.                       1,850           63,011   Software & Services - 4.61%
                                                    ------------      Adobe Systems Inc.                     3,390           97,022
                                                                   *  Mercury Interactive Corp.              3,000          115,080
Diversified Financials - 7.40%                                     *  RSA Security Inc.                      4,200           48,216
    Investors Financial Services Corp.    3,665          138,610                                                       ------------
    Legg Mason Inc.                       1,570          163,453                                                            260,318
    T Rowe Price Group Inc.               1,850          115,810                                                       ------------
                                                    ------------   Technology Hardware and Equipment - 12.71%
                                                         417,873   *  Altera Corp.                           5,430          107,623
                                                    ------------      Analog Devices Inc.                    1,475           55,032
Energy - 6.13%                                                     *  Integrated Circuit Systems Inc.        1,990           41,074
    Baker Hughes Inc.                     1,700           86,972   *  Jabil Circuit Inc.                     2,835           87,119
    BJ Services Co.                       1,000           52,480   *  Juniper Networks Inc.                  6,200          156,116
    Diamond Offshore Drilling             2,200          117,546   *  Lam Research Corp.                     2,635           76,257
    Noble Corp.                           1,450           89,190   *  Network Appliance Inc.                   965           27,280
                                                    ------------   *  Novellus Systems Inc.                  2,890           71,412
                                                         346,188   *  Synopsys Inc.                          2,070           34,507
                                                    ------------   *  Zebra Technologies Corp.               1,400           61,306
                                                                                                                       ------------
Health Care Equipment and Services - 1.65%                                                                                  717,726
    Biomet Inc.                           2,295           79,499                                                       ------------
*   Caremark Rx Inc.                      3,015          134,228
*   Covance Inc.                          2,810          126,085
    Health Management Associates Inc.     5,860          153,414
*   St Jude Medical Inc.                  3,420          149,146
*   Waters Corp.                          2,375           88,279
*   WellPoint Inc.                        2,200          153,208
                                                    ------------
                                                         883,859
                                                    ------------
                                                                                                                        (Continued)


The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or     Market Value
                                       Principal       (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCK - (Continued)                                         Note 1 - Investment Valuation

Telecommunications Services - 2.56%                                The  Fund's  investments  in  securities  are  carried at value.
*   Nextel Partners Inc.                  5,740     $    144,476   Securities  listed on an exchange or quoted on a national market
                                                    ------------   system  are  valued  at the last  sales  price  as of 4:00  p.m.
                                                                   Eastern Time.  Other securities  traded in the  over-the-counter
Total Common Stock (Cost $4,561,186)                   5,442,638   market and listed  securities  for which no sale was reported on
                                                    ------------   that date are valued at the most  recent  bid price.  Securities and assets for which  representative  market  quotations are not
PRIVATE INVESTMENT COMPANY - 2.87%                                 readily  available (e.g., if the exchange on which the portfolio
(B) Pamlico Enhanced Cash Trust         162,128          162,128   security is principally traded closes early or if trading of the
      (Cost $162,128)                               ------------   particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value  calculation)  or
Total Investments (Cost $4,723,314) - 99.27 %       $  5,604,766   which  cannot  be  accurately  valued  using the  Fund's  normal
Other Assets Less Liabilities- 0.73%                      41,053   pricing  procedures  are valued at fair value as  determined  in
                                                    ------------   good faith under policies approved by the Trustees.  A portfolio
Net Assets - 100.00%                                $  5,645,819   security's  "fair  value"  price may differ  from the price next
                                                    ============   available for that  portfolio  security  using the Fund's normal pricing  procedures.  Instruments  with maturities of 60 days or
Aggregate  cost for financial  reporting and federal  income tax   less are valued at amortized  cost,  which  approximates  market
purposes is the same. Unrealized  appreciation/(depreciation) of   value.
investments  for  financial  reporting  and  federal  income tax purposes is as follows:
                                                                   Note 2 - Restricted Security Transactions

Aggregate gross unrealized appreciation             $  1,015,361   Although  Pamlico  Enhanced  Cash  Trust  ("Pamlico")  meets the
Aggregate gross unrealized depreciation             $   (133,909)  definition   of  a  restricted   security  as  defined  in  Reg.
                                                                   ss.210.6-03 (f) of Regulation S-X of the Securities and Exchange
Net unrealized appreciation                         $    881,452   Commission, the Board has determined that a restricted security,
                                                    ============   as indicated as a fundamental  limitation of the Fund, must also be illiquid (i.e. the fund cannot  reasonably  expect to receive
*  Non-income producing investment.                                the amount at which it values the  security  within seven days).
(B)Restricted   security  -  A  restricted  security  cannot  be   Pamlico is designed as an  overnight  sweep  instrument  for the
   resold  to  the general  public  without  prior  registration   funds and as such, investments in this security are available on
   under the  Securities  Act of 1933. Restricted securities are   demand.
   valued  according  to the  guidelines and procedures  adopted by the Board of  Trustees.  The Fund  currently holds 162,128
   shares   of   Pamlico  Enhanced  Cash  Trust  at  a  cost  of
   $162,128.   The  sale of this  investment has been restricted
   and  has  been  valued  in  accordance  with  the  guidelines adopted  by the  Board of  Trustees.  The total fair value of
   this   security   at  June   30,  2005  is  $162,128,   which
   represents  2.87% of  net  assets.  See Note 2 for additional information about restricted security transactions.




                                                                                                                        (Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------   -----------------------------------------------------------------

Summary of Investments by Industry
                                      % of Net
Industry                               Assets            Value
----------------------------------------------------------------
Automobile  & Components                1.86%           104,904
Capital Goods & Services                4.85%           273,879
Commercial Services                     4.50%           253,837
Consumer Durables & Apparel             8.13%           458,913
Consumer Services                       1.12%            63,011
Diversified Financial Services          7.40%           417,873
Energy                                  6.13%           346,188
Health Care Equipment and Services     15.65%           883,859
Hotels Restaurants & Leisure            7.80%           440,321
Insurance                               1.49%            84,090
Pharmaceuticals & Biotechnology         2.75%           155,212
Private Investment Company              2.87%           162,128
Retailing                              14.84%           838,031
Software & Services                     4.61%           260,318
Technology Hardware and Equipment      12.71%           717,726
Telecommunications Services             2.56%           144,476
----------------------------------------------------------------
Total                                  99.27%      $  5,604,766







See Notes to Financial Statements

Item 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 ________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary and
                                 Principal Financial Officer

Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)        /s/ Douglas S. Folk
                                 ________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: August 25, 2005



By: (Signature and Title)        /s/ Keith A. Lee
                                 ________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital Management Equity Fund, The
                                 Brown Capital Management Balanced Fund, The
                                 Brown Capital Management Small Company Fund,
                                 The Brown Capital Management International
                                 Equity Fund, and The Brown Capital Management
                                 Mid-Cap Fund

Date: August 25, 2005



By:  (Signature and Title)       /s/ Tracey L. Hendricks
                                 ________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary and Principal
                                 Financial Officer, The Nottingham Investment
                                 Trust II
Date: August 23, 2005